INCOME TAXES	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Notes and other explanatory information [abstract]
INCOME TAXES

9 INCOME TAXES

There was no current or deferred tax expense for the six months ended September 30, 2024.

Whilst the Group reported a profit for the six months ended September 30, 2023, there was no income tax charge for the Group following the utilization of brought forward losses. Due to losses reported in the six months ended September 30,2024, there is no income tax charge for the Group.

9.1 Current income taxes

Under the two-tiered profits tax rates regime of Hong Kong Profits Tax, the first HK$2 million (c.$250,000) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million (c.$250,000) will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

Taxes charged on profits assessable elsewhere have been calculated at the rates of tax prevailing in the countries in which the Group operates, based on existing legislation, interpretation and practices in respect thereof.

The tax charge for the period can be reconciled to the (loss) gain for the period from the unaudited interim condensed consolidated statement of profit or loss and other comprehensive income as follows:

	Six months ended 30 September 2024	Six months ended 30 September 2023
	USD	USD
(Loss) profit for the period	(1,161,471)	872,075

Notional tax calculated at the rates applicable to profits in the tax jurisdictions concerned	(576,164)	128,682
Tax effect of expenses that are not deductible	131,484	262,498
Tax effect of income that are not taxable	-	(832,260)
(Utilization of) tax effect of tax losses previously not recognized	444,680	441,080
Income tax expense	-	-

9.2 Deferred income taxes

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset tax recoverable against current income tax liabilities and when the deferred income taxes relate to the same fiscal authority.

The Group has accumulated tax losses of $24,502,437 at 30 September 2024 (30 September 2023: $17,915,183) that are available indefinitely for offsetting against future taxable profits of the respective group companies in which the losses arose. No deferred tax asset has been recognized in respect of the tax losses.

The ultimate realization of unused tax losses is dependent upon the generation of sufficient future taxable profits during the periods in which those temporary differences become deductible. In determining the recognition of a deferred tax asset, management considered the future profitability of the Group. While management expects the Group to return profits in the future, there is still an element of uncertainty and as such, no deferred tax asset has been recognized.

9 INCOME TAXES

During the year ended 31 March 2024, income tax expense of the Group represented under-provision of current tax from 2022 of a subsidiary in United States of America. There was no other current tax expense or deferred tax expense for the year ended 31 March 2024.

There was no current or deferred tax expense for the year ended 31 March 2023.

9.1 Current income taxes

Under the two-tiered profits tax rates regime of Hong Kong Profits Tax, the first HK$2 million (c.$250,000) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million (c.$250,000) will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

Taxes charged on profits assessable elsewhere have been calculated at the rates of tax prevailing in the countries in which the Group operates, based on existing legislation, interpretation and practices in respect thereof.

The income tax expense for the year can be reconciled to the loss for the year from per the combined statement of profit or loss and other comprehensive income as follows:

	Year ended 31 March 2024	Year ended 31 March 2023
	USD	USD
Loss before taxation	(4,862,470)	(9,257,598)

Notional tax calculated at the rates applicable to profits in the tax jurisdictions concerned	(821,825)	(1,555,403)
Tax effect of expenses that are not deductible	405,775	451,111
Tax effect of income that are not taxable	(676,665)	-
Tax effect of tax losses not recognized	1,092,715	1,104,292
Under-provision in prior years	8,917	-
Income tax expense	8,917	-

9.2 Deferred income taxes

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset tax recoverable against current income tax liabilities and when the deferred income taxes relate to the same fiscal authority.

The Group has accumulated tax losses of $21,847,422 at 31 March 2024 (2023: $15,337,860) that are available indefinitely for offsetting against future taxable profits of the respective group companies in which the losses arose.

Deferred tax asset in respect of accumulated tax losses of $Nil (2023: $3,696) has been recognized to offset deferred tax liability arising from accelerated depreciation of the Group’s plant and equipment. No deferred tax asset has been recognized in respect of the remaining tax losses of $21,847,422 (2023: $15,334,164).

The ultimate realization of unused tax losses is dependent upon the generation of sufficient future taxable profits during the periods in which those temporary differences become deductible. In determining the recognition of a deferred tax asset, management considered the future profitability of the Group. While management expects the Group to return profits in the future, there is still an element of uncertainty and as such, no deferred tax asset has been recognized.